LOSS PER SHARE	6 Months Ended
Jun. 30, 2023
Loss Per Share
LOSS PER SHARE

8. LOSS PER SHARE

	For the six months ended June 30,
	2023	2022
	RMB’000	RMB’000
Loss attributable to holders of ordinary shares (RMB’000):
Net loss from continuing operations	(37,848)	(3,090)
Net income (loss) from discontinued operations	72,461	(26,245)
Weighted average number of ordinary shares outstanding used in computing basic earnings per share *	1,614,471	601,314
Weighted average number of ordinary shares outstanding used in computing diluted earnings per share *	1,984,646	601,314
Income (loss) per share – basic (RMB)
From continuing operations	(23.44)	(5.14)
From discontinued operations	44.88	(43.65)
Income (loss) per share - diluted (RMB) **
From continuing operations	(23.44)	(5.14)
From discontinued operations	36.51	(43.65)

*	The number of shares reflected the one-for-ten reverse split effective on September 18, 2023.

**	Warrants to purchase Class A ordinary shares are not included in the diluted loss per share calculations when their effect is antidilutive. For the six months ended June 30, 2023 and 2022, 370,175 shares and 135,316 shares, respectively, on a weighted average basis of potential Class A ordinary shares related to outstanding Class A ordinary shares warrants were excluded from the calculation of diluted net loss per share as such shares are antidilutive when there is a loss.